Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Tables
Schedule of actual capital and minimum required levels

Actual capital levels and minimum required levels for ChoiceOne and the Bank were as follows:

					Minimum Required
					to be Well
(Dollars in thousands)			Minimum Required		Capitalized Under
			for Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
ChoiceOne Financial Services Inc.
Total capital (to risk weighted assets)	$50,530	14.4%	$28,077	8.0%	$35,097	10.0%
Tier 1 capital (to risk weighted assets)	46,406	13.2	14,039	4.0	21,058	6.0
Tier 1 capital (to average assets)	46,406	9.5	19,517	4.0	24,396	5.0

ChoiceOne Bank
Total capital (to risk weighted assets)	$49,340	14.1%	$28,048	8.0%	$35,060	10.0%
Tier 1 capital (to risk weighted assets)	45,216	12.9	14,024	4.0	21,036	6.0
Tier 1 capital (to average assets)	45,216	9.3	19,489	4.0	24,361	5.0

December 31, 2012
ChoiceOne Financial Services Inc.
Total capital (to risk weighted assets)	$46,670	13.9%	$26,880	8.0%	$33,600	10.0%
Tier 1 capital (to risk weighted assets)	42,698	12.7	13,440	4.0	20,160	6.0
Tier 1 capital (to average assets)	42,698	8.9	19,216	4.0	24,021	5.0

ChoiceOne Bank
Total capital (to risk weighted assets)	$46,004	13.7%	$26,856	8.0%	$33,570	10.0%
Tier 1 capital (to risk weighted assets)	42,015	12.5	13,428	4.0	20,142	6.0
Tier 1 capital (to average assets)	42,015	8.8	19,191	4.0	23,988	5.0